Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past five years, as well as their “compensation actually paid” (CAP), as calculated pursuant to SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.

	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2) (c)	Average SCT Total for Other NEOs (d)	Average Compensation Actually Paid to NEOs(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) (millions) (h)	Company- Selected Measure [Total Revenue](4)(5) (millions) (i)
Year(1) (a)					Moderna TSR (f)	Peer Group(3) TSR (g)
2025	$19,932,217	$15,803,141	$9,769,936	$6,413,901	$28	$120	$(2,822)	$1,944
2024	19,876,180	5,775,548	14,587,587	8,830,553	40	91	(3,561)	3,236
2023	17,068,514	(155,552,174)	5,103,698	(3,939,532)	95	92	(4,714)	6,864
2022	19,363,648	(306,219,630)	5,822,260	(8,967,479)	172	89	8,362	19,263
2021	18,155,739	793,044,894	8,256,157	67,035,028	243	99	12,202	18,471

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:
(a)2024 and 2025 - Stephen Hoge, Shannon Thyme Klinger and James Mock
(b)2023 – Arpa Garay, Stephen Hoge, Shannon Thyme Klinger and James Mock
(c)2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock
(d)2021 – Juan Andres, Stephen Hoge, Shannon Thyme Klinger, David Meline and Corinne LeGoff

Peer Group Issuers, Footnote	Peer group TSR reflects the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form 10-K for each of these years.
PEO Total Compensation Amount	$ 19,932,217	$ 19,876,180	$ 17,068,514	$ 19,363,648	$ 18,155,739
PEO Actually Paid Compensation Amount	$ 15,803,141	5,775,548	(155,552,174)	(306,219,630)	793,044,894
Adjustment To PEO Compensation, Footnote	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S‑K to calculate “compensation actually paid”:

	2025
	PEO	Average for Other NEOs
Summary Compensation Table	$19,932,217	$9,769,936
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(13,794,880)	(6,897,418)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)(b)	9,665,804	3,541,383
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	12,624,782	6,398,222
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(2,043,335)	(2,064,252)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(915,643)	(792,587)
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—
Compensation Actually Paid	15,803,141	6,413,901
(a)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair values as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less (iv) the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
(b)The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 9, 2021 and March 1, 2025 used an estimated term between 4.49 years and 9.00 years in 2025, as compared to an estimated term of between 5.11 and 6.25 years used to calculate the grant date fair value of such awards, and (ii) the PSUs assumed a payout based on the probable outcome as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount	$ 9,769,936	14,587,587	5,103,698	5,822,260	8,256,157
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,413,901	8,830,553	(3,939,532)	(8,967,479)	67,035,028
Adjustment to Non-PEO NEO Compensation Footnote	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S‑K to calculate “compensation actually paid”:

	2025
	PEO	Average for Other NEOs
Summary Compensation Table	$19,932,217	$9,769,936
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(13,794,880)	(6,897,418)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)(b)	9,665,804	3,541,383
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	12,624,782	6,398,222
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(2,043,335)	(2,064,252)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	—
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(915,643)	(792,587)
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—
Compensation Actually Paid	15,803,141	6,413,901
(a)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair values as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less (iv) the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
(b)The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 9, 2021 and March 1, 2025 used an estimated term between 4.49 years and 9.00 years in 2025, as compared to an estimated term of between 5.11 and 6.25 years used to calculate the grant date fair value of such awards, and (ii) the PSUs assumed a payout based on the probable outcome as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
2. CAP versus Company TSR
CEO and Average NEO CAP vs. Company’s TSR

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Company TSR
Equity awards are the largest component of our executive compensation program, representing no less than 68% of the target total compensation for each of our executives. Therefore, TSR has a significant impact on our CAP. The impact for our CEO/PEO is more pronounced given the heavier weighting of stock options versus the other NEOs (75% vs. 50% prior to 2024; 50% vs. 33% starting with 2024 annual awards) and the larger size of his annual equity awards.
Equity awards granted prior to the development of our COVID vaccine increased significantly in value during 2021, a year in which our closing stock price on December 31, 2021 was $253.98.
Our Other NEOs joined Moderna in 2021 and 2022 (Mr. Mock and Ms. Klinger) and were granted equity awards at higher stock prices and therefore, the impact of stock price fluctuations on their CAP has been less pronounced. In addition, as of December 31, 2024, all of their previously granted stock options were underwater, with grant prices significantly above prevailing stock prices. The decline in our stock price during 2022 and 2023 has resulted in negative CAP for our PEO and other NEOs.
The significant increase in CAP for our PEO from 2023 to 2024 was primarily driven by differences in equity vesting values. In 2023, a large number of stock options vested at lower values, resulting in substantial negative fair value adjustments that drove CAP down. In 2024, fewer awards vested, leading to fewer negative fair value adjustments and a net increase in CAP despite continued stock price declines.
For 2025, the year-over-year increase in CAP for our PEO primarily reflects stock price movement relative to grant price. Awards granted in 2024 were issued at a higher stock price and declined significantly by year-end, resulting in a substantial negative remeasurement that reduced 2024 CAP. In contrast, 2025 awards were granted at a lower stock price and were relatively stable at year-end, resulting in minimal remeasurement impact and higher CAP in 2025. CAP for our other NEOs decreased in 2025 compared to the prior year, primarily due to the inclusion of special equity awards in 2024 that did not recur in 2025.

Compensation Actually Paid vs. Net Income
3. CAP versus Net Income
CEO and Average NEO CAP vs. Company’s Net Income

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Net Income
Our stock price appreciated significantly with the launch of our COVID vaccine, generating significant net income in 2021 as vaccine sales increased. Net income remained positive in 2022, though at lower levels, before declining in subsequent years as vaccine demand normalized. The Company reported net losses in the most recent fiscal years, driven primarily by lower vaccine sales, as further described in our Annual Report on Form 10-K.

Compensation Actually Paid vs. Company Selected Measure
4. CAP versus Company Selected Metric (CSM) – Total Revenue
CEO and Average NEO CAP vs. Company Selected Metric
(Total Revenue)

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Company-Selected Measure
The most heavily weighted factor in Moderna’s corporate scorecard with respect to Moderna’s annual bonus plan is total revenue. Total revenue from our COVID and RSV vaccines are our primary source of revenue and are key to funding our operations and ongoing investments in the rest of our research and development pipeline. Most of our other scorecard goals are tied to advancing our product pipeline.
Our total revenue increased significantly during 2021 with the sale of our first commercial product, the COVID vaccine, during the global pandemic. Our total revenue increased between 2021 and 2022, but declined in 2023, 2024 and 2025 as we moved into an endemic market and experienced lower than anticipated vaccination rates. We believe that our ongoing investments in advancing our pipeline and continued geographic diversification outside the United States will drive sustainable shareholder value creation in the years to come.

Total Shareholder Return Vs Peer Group
1. TSR: Company versus Peer Group
Company Cumulative TSR vs. Peer Group Cumulative TSR

Company Cumulative TSR	Nasdaq Biotechnology Index TSR
TSR for our peer group is based on the Nasdaq Biotechnology Index, which reflects the Company’s industry sector and is also the peer group used in our Annual Report on Form 10-K.
Moderna significantly outperformed peers in 2021 and 2022, reflecting our rapid shift to a commercial company as we developed one of the earliest COVID vaccines during the pandemic. The COVID vaccine was Moderna’s first commercial product when it was authorized for emergency use in the U.S. in December 2020, followed quickly by authorization or approval in markets globally.
Our stock price declined in 2025 compared to the prior year as the Company continued its transition to a more normalized commercial setting following the COVID-19 pandemic. Although the Company delivered disciplined execution and advanced its pipeline during the year, revenue remained under pressure in a contracting market. The Company continues to focus on executing its long-term strategy to support sustainable long-term value creation.

Tabular List, Table

Performance Metrics
Total Revenue	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2025 Corporate Objectives,” described on page 53.
Operating Expense	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2025 Corporate Objectives,” described on page 53.
Total Shareholder Return (TSR)
Stock options have historically been the most heavily weighted equity vehicle in our long-term incentive program, and they remain on par with RSUs and PSUs as part of our equity mix (for 2025, stock options represent 50% of the weighting of equity for the PEO and 33% for the Other NEOs). RSUs and PSUs also correlate in value to TSR. The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a five-year period ending December 31, 2025 would have been $28.23.

Total Shareholder Return Amount					243	$ 172	$ 95	$ 40	$ 28
Peer Group Total Shareholder Return Amount					99	$ 89	$ 92	$ 91	$ 120
Net Income (Loss)	$ (2,822,000,000)	$ (3,561,000,000)	$ (4,714,000,000)	$ 8,362,000,000	$ 12,202,000,000
Company Selected Measure Amount	1,944,000,000	3,236,000,000	6,864,000,000	19,263,000,000	18,471,000,000
PEO Name	Mr. Bancel	Mr. Bancel	Mr. Bancel	Mr. Bancel	Mr. Bancel
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Non-GAAP Measure Description	The Company has identified Total Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs to the Company’s performance. For 2025, Total Revenue replaced Product Sales used in prior years and aligns with the Company’s 2025 corporate objectives. Accordingly, the Company-Selected Measure information for fiscal years 2021 to 2024 has been updated to reflect this.
(5)Total Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2025 to the Company’s performance:

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expense
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Deduction for amounts reported under the Stock Awards and Option Awards columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,794,880)
PEO | Increase decrease for the Inclusion of Rule 402v Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,665,804
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,624,782
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,043,335)
PEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,643)
PEO | Change in Fair Value of Prior Years Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the Stock Awards and Option Awards columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,897,418)
Non-PEO NEO | Increase decrease for the Inclusion of Rule 402v Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,541,383
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,398,222
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,064,252)
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(792,587)
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0